SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Basis of presentation
Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited condensed financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K/A (Amendment No. 1) for the year ended December 31, 2020 as filed with the SEC on May 3, 2021, which contains the audited financial statements and notes thereto. The interim results for the three months ended March 31, 2021 are not necessarily indicative of the results to be expected for the year ending December 31, 2021 or for any future interim period.

Basis of Presentation

The accompanying financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of SEC.

Use of estimates
Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Concentration of business and credit risk
Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Fair value measurement
Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature

Income taxes
Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of March 31, 2021 and December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Newly adopted accounting standards
Recent Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Recent Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
Principles of consolidation

Principles of consolidation

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and the Company’s wholly owned subsidiaries, EVgo Ride Share, LLC, and EVgo Services. All intercompany transactions have been eliminated upon consolidation.

Principles of consolidation

The accompanying consolidated financial statements include the accounts of the Company and the Company’s wholly owned subsidiaries, EVgo Ride Share, LLC, and EVgo Services. All intercompany transactions have been eliminated upon consolidation.

Basis of presentation

Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”) for interim financial information, as set by the FASB. Accordingly, they do not include all of the information and disclosures required by U.S. GAAP for complete financial statements. References to GAAP issued by the FASB in these notes to the condensed consolidated financial statements are to the FASB ASC. The results of operations for the three months ended March 31, 2021 are not necessarily indicative of the operating results for the full year ending December 31, 2021 or any other period. These unaudited condensed consolidated financial statements should be read in conjunction with the audited condensed consolidated financial statements and related disclosures of the Company as of December 31, 2020 and for the year then ended.

A summary of the significant accounting policies consistently applied in the preparation of the accompanying condensed consolidated financial statements follows.

As described in note 1, EVgo Services was acquired by EVgo Holdco on the Merger Date. EVgo Services’ condensed consolidated financial statements and notes for the periods presented prior to the Merger Date are labeled “Predecessor.” The Company’s condensed consolidated financial statements and notes as of and after the Merger Date are labeled “Successor.” LS Power is considered to be the accounting acquirer and formed EVgo Holdings, LLC (“EVgo Holdings”) and EVgo Holdco as part of the transaction.

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (GAAP), as set by the FASB. References to GAAP issued by the FASB in these notes to the consolidated financial statements are to the FASB ASC. A summary of the significant accounting policies consistently applied in the preparation of the accompanying consolidated financial statements follows.

A summary of the significant accounting policies consistently applied in the preparation of the accompanying consolidated financial statements follows.

As described in Note 1, EVgo Services was acquired by EVgo Holdco on the Merger Date. EVgo Services’ consolidated financial statements and notes for the periods presented prior to the Merger Date are labeled “Predecessor.” The Company’s consolidated financial statements and notes as of and after the Merger Date are labeled “Successor.” LS Power is considered to be the accounting acquirer and formed EVgo Holdings, LLC (“EVgo Holdings”) and EVgo Holdco as part of the transaction.

The Merger was accounted for as a business combination using the acquisition method of accounting, and the Successor financial statements reflect a new basis of accounting that is based on the fair value of the net assets acquired by LS Power and pushed down to EVgo Services. As a result of the application of the acquisition method of accounting as of the Merger Date, the accompanying consolidated financial statements include a black line division, where applicable, to indicate that the Predecessor and Successor reporting entities shown are presented on a different basis and are therefore not comparable. Refer to Note 3 for additional details on the Merger.

Use of estimates

Use of estimates

The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Accordingly, actual results could differ from those estimates. Significant estimates made by management include, but are not limited to, charging station depreciable lives, costs associated with asset retirement obligations, the fair value of the share-based compensation and the fair value measurements of assets and liabilities allocated for acquired businesses.

Use of estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Accordingly, actual results could differ from those estimates. Significant estimates made by management include, but are not limited to, charging station depreciable lives, costs associated with asset retirement obligations, the fair value of the share-based compensation and the fair value measurements of assets and liabilities allocated for acquired businesses.

Concentration of business and credit risk

Concentration of business and credit risk

The Company maintains its cash accounts in a commercial bank. The total cash balances held in a commercial bank are secured by the Federal Deposit Insurance Corporation up to $250,000. At various times throughout the year, including the three-month periods ended March 31, 2021 and 2020, the Company had uninsured balances. The Company has not experienced any losses on such accounts and believes it is not exposed to any significant credit risk on cash. The Company mitigates its risk with respect to cash by maintaining its deposits at high-quality financial institutions and monitoring the credit ratings of those institutions.

The Company had accounts receivable with two customers that comprised approximately 65% and 66% of the Company’s total accounts receivable as of March 31, 2021 and December 31, 2020, respectively. For the three months ended March 31, 2021 and the period from January 16, 2020 through March 31, 2020, two customers represented approximately 34% and 25% of total revenue, respectively. For period from January 1, 2020 through January 15, 2020, one customer represented approximately 64% of total revenue.

The Company had one major vendor that represented approximately 12% and 19% of total purchases for the three months ended March 31, 2021 and the period from January 1, 2020 through January 15, 2020, respectively. The Company had no vendors that represented more than 10% of purchases for the period from January 16, 2020 through March 31, 2020.

Concentration of business and credit risk

The Company maintains its cash accounts in a commercial bank. The total cash balances held in a commercial bank are secured by the Federal Deposit Insurance Corporation up to $250,000. At various times throughout the year, including the years ended December 31, 2020 and 2019, the Company had uninsured balances. The Company has not experienced any losses on such accounts and believes it is not exposed to any significant credit risk on cash. The Company mitigates its risk with respect to cash by maintaining its deposits at high-quality financial institutions and monitoring the credit ratings of those institutions.

The Company had accounts receivable with two customers that comprised approximately 66% and 37% of the Company’s total accounts receivable as of December 31, 2020 and 2019, respectively. For the period from January 16, 2020 through December 31, 2020, one customer represented approximately 11% of total revenue. For period from January 1, 2020 through January 15, 2020, one customer represented approximately 64% of total revenue. For the year ended December 31, 2019, three customers represented approximately 48% of total revenue.

The Company had no major vendor for the period from January 16, 2020 through December 31, 2020. The Company had one major vendor that represented approximately 19% and 11% of total purchases for the period from January 1, 2020 through January 15, 2020 and for the year ended December 31, 2019, respectively.

Cash	Cash Cash includes only cash balances. The Company does not hold any highly liquid assets that can be considered as cash equivalents.	Cash Cash includes only cash balances. The Company does not hold any highly liquid assets that can be considered as cash equivalents.
Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

Accounts receivable are amounts due under normal trade terms. Payment terms for accounts receivable capital-build are specified in the individual agreements and vary depending on the counterparty. Management reviews accounts receivable on a recurring basis to determine if any accounts receivable will potentially be uncollectible. The Company includes any accounts receivable balances that are determined to be uncollectible in the allowance for doubtful accounts. After all attempts to collect an account receivable have failed, the account receivable is written-off against the allowance for doubtful accounts. The allowance for doubtful accounts was $375,084 and $308,965 as of March 31, 2021 and December 31, 2020, respectively.

Accounts receivable and allowance for doubtful accounts

Accounts receivable are amounts due under normal trade terms. Payment terms for accounts receivable capital-build are specified in the individual agreements and vary depending on the counterparty. Management reviews accounts receivable on a recurring basis to determine if any accounts receivable will potentially be uncollectible. The Company includes any accounts receivable balances that are determined to be uncollectible in the allowance for doubtful accounts. After all attempts to collect an account receivable have failed, the account receivable is written-off against the allowance for doubtful accounts. The allowance for doubtful accounts was $308,965 and $94,916 as of December 31, 2020 and December 31, 2019, respectively.

Prepaid expenses and other current assets	Prepaid expenses and other current assets The Company records prepaid expenses for payments made to vendors in advance of the delivery of the related goods or services.	Prepaid expenses and other current assets The Company records prepaid expenses for payments made to vendors in advance of the delivery of the related goods or services.
Property and equipment

Property and equipment

Property and equipment include charging stations and other technical installations, construction in process and charging equipment. Charging stations and asset retirement obligations are carried at cost less accumulated depreciation. Depreciation for charging stations is computed using the straight-line method over seven years. The estimated useful life of charging stations and other and asset retirement obligations is seven years. Depreciation is reported net of the amortization of the capital-build liability, as described in note 5. Upon disposal, the cost of properties and related accumulated depreciation is removed from the accounts, with gains and losses reflected in general and administrative expenses in the condensed consolidated statements of operations.

Charging equipment consist primarily of charging equipment and various components for charger projects that have not yet been put in service and are recorded at historical cost. Neither charging equipment nor construction in process are depreciated until they are put in service. The cost of maintenance and repairs is charged to expense as incurred while significant renewals and betterments are capitalized when incurred. Deductions are made for retirements and/or disposals.

Property and equipment

Property and equipment include charging stations and other technical installations, construction in process and charging equipment. Charging stations and asset retirement obligations are carried at cost less accumulated depreciation. Depreciation for charging stations is computed using the straight-line method over seven years. The estimated useful life of charging stations and other and asset retirement obligations is seven years. Depreciation is reported net of the amortization of the capital-build liability, as described in Note 5. Charging equipment consist primarily of charging equipment and various components for charger projects that have not yet been put in service and are recorded at historical cost. Neither charging equipment nor construction in process are depreciated until they are put in service. The cost of maintenance and repairs is charged to expense as incurred while significant renewals and betterments are capitalized. Deductions are made for retirements and/or disposals.

Capitalized Software

Capitalized Software

The Company has adopted the provisions of ASC 350‑40, Internal-Use Software, and therefore the costs incurred in the preliminary stages of development are expensed as incurred. The Company capitalizes all costs related to software developed or obtained for internal use when management commits to funding the project, the preliminary project stage is completed and when technological feasibility is established. Once a new functionality or improvement is released for operational use, the asset is moved from the property and equipment category “construction in progress” (“CIP”) to a property and equipment asset subject to depreciation in accordance with the principle described in the previous sentence. Capitalization of costs ceases when the project is substantially complete and ready for its intended use. Depreciation is applied using the straight-line method over the estimated useful lives of the assets once the assets are placed in service. As of March 31, 2021, all capitalized software costs were classified in CIP.

Goodwill and other intangible assets

Goodwill and other intangible assets

Goodwill represents the difference between the purchase price and the fair value of identifiable net assets acquired in a business combination. The Company’s goodwill is the result of the Merger and related push-down accounting (see note 3). The Company calculated the fair value of its goodwill by allocating the fair value of the business unit containing the goodwill to all its tangible and intangible assets and liabilities, with the residual fair value allocated to goodwill. The Company operates as a single reporting unit for the reporting of goodwill impairment assessment.

The Company’s intangible assets are the result of the Merger and related push-down accounting (see note 3). These finite-lived intangible assets are amortized over their useful lives and recorded as either cost of sales or operating expenses depending on the nature of the intangible asset. Cost incurred to renew or extend the term of recognized intangible assets are expensed as incurred.

Estimated useful lives are presented below:

Trade Name – EVgo	15 years
Host Relationships	12 years
Customer Relationships	4 – 5 years
Developed Technology	15 years

Goodwill and other intangible assets

Goodwill represents the difference between the purchase price and the fair value of identifiable net assets acquired in a business combination. The Company’s goodwill is the result of the Merger and related push-down accounting. See Note 3.

The Company reviews goodwill for impairment annually in the fourth quarter, and tests for impairment during the year if an event occurs or circumstances change that would indicate the carrying amount may be impaired. Examples of such events would include pertinent macroeconomic conditions, industry and market considerations, overall financial performance and other factors. The Company operates as a single reporting unit for the reporting of goodwill impairment assessment.

The Company’s intangible assets are the result of the Merger and related push-down accounting. See Note 3. These finite-lived intangible assets are amortized over their useful lives and recorded as either cost of sales or operating expenses depending on the nature of the intangible asset. Cost incurred to renew or extend the term of recognized intangible assets are expensed as incurred.

Estimated useful lives from the acquisition date are presented below:

Trade Name – Evgo	15 years
Host Relationships	12 years
Customer Relationships	4 – 5 years
Developed Technology	15 years

Long-lived asset impairment

Long-lived asset impairment

The Company reviews its long-lived assets, including goodwill and finite-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Accordingly, the Company evaluates long-lived assets for impairment whenever events or changes in circumstances occur that could impact their recoverability. If the Company identifies events or changes in circumstances that could impact recoverability, the Company compares the carrying value of the assets with their estimated future undiscounted cash flows. If it is determined that an impairment has occurred, the loss would be recognized during that period. The impairment loss would be calculated as the difference between the asset carrying values and the present value of estimated net cash flows or comparable market values, giving consideration to recent operating performance and pricing trends.

Long-lived asset impairment

The Company reviews its long-lived assets, including goodwill and finite-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Accordingly, the Company evaluates long-lived assets for impairment whenever events or changes in circumstances occur that could impact their recoverability. If the Company identifies events or changes in circumstances that could impact recoverability, the Company compares the carrying value of the assets with their estimated future undiscounted cash flows. If it is determined that an impairment has occurred, the loss would be recognized during that period. The impairment loss would be calculated as the difference between the asset carrying values and the present value of estimated net cash flows or comparable market values, giving consideration to recent operating performance and pricing trends.

During the fourth quarter of 2020, the Company reviewed its goodwill, other intangible assets and long-lived assets for indicators of impairment. The Company further performed our annual goodwill impairment test as part of this review. The Company did not note any indicators of impairment with respect to its goodwill, other intangible assets and long-lived assets as of December 31, 2020 and no impairment testing was required. However, as a result of the COVID‑19 pandemic, it is possible in future periods that further declines in market conditions, customer demand or other potential changes in operations may increase the risk that these assets are impaired.

Capital-build liability and expense reimbursements

Capital-build liability and expense reimbursements

The Company receives third-party funding for charging stations and other programs. The charging stations purchased and installed under these programs or agreements are recorded in property and equipment. At the time the expenditures for the charging stations have been incurred, the funding associated with the charging station capital expenditure is deferred as a capital-build liability and amortized against depreciation expense over the remaining useful life of the related assets. The Company retains ownership of these charging stations. Reimbursement under the agreements for operating expenses relating to the operation of these charging stations is recorded in Other income, related party. Expense reimbursement for other programs under these agreements are presented within Other income, related party along with the corresponding expense, which offset with no financial statement impact.

Capital-build liability and expense reimbursements

The Company receives third-party funding for charging stations and other programs. The charging stations purchased and installed under these programs or agreements are recorded in property and equipment. At the time the expenditures for the charging stations have been incurred, the funding associated with the charging station capital expenditure is deferred as a capital-build liability and amortized against depreciation expense over the remaining useful life of the related assets. The Company retains ownership of these charging stations. Reimbursement under the agreements for operating expenses relating to the operation of these charging stations is recorded in Other income — related party. Expense reimbursement for other programs under these agreements are presented within Other income — related party along with the corresponding expense, which offset with no financial statement impact.

Deferred revenue

Deferred revenue

Deferred revenues consist of billings on contracts where payments have been received in advance of revenue recognition. Deferred revenue is recognized as the related revenue recognition criteria are met.

Deferred revenue

Deferred revenues consist of billings on contracts where performance has commenced, and payments have been received in advance of revenue recognition. Deferred revenue is recognized as the related revenue recognition criteria are met.

Customer deposits

Customer deposits

Customer deposits include prepayments that are refundable. Once deposits are no longer refundable, the Company reclassifies the amounts related to those contracts to deferred revenue. Customer deposits are also comprised of funds that have been received to offset future expenses of the Company for certain marketing expenses reimbursed by a customer.

Customer deposits

Customer deposits include prepayments on contracts for which a performance obligation has not commenced or are refundable. Once a performance obligation on a contract and related revenue recognition begins, the Company reclassifies the amounts related to those contracts to deferred revenue. Customer deposits are also comprised of funds that have been received to offset future expenses of the Company for certain marketing expenses reimbursed by a customer.

Asset retirement obligation

Asset retirement obligation

Asset retirement obligations represent the estimated present value of the amount the Company will incur for dismantling and restoring host sites (locations owned by unrelated parties where Company’s chargers are placed) at the end of their agreements, in accordance with their contractual terms and governmental regulations. Upon initial recognition of the Company’s asset retirement obligation, the carrying amount of the property, plant, and equipment is increased and depreciated over its useful life and the obligation is accreted to the estimated future value at the date of retirement.

Asset retirement obligations requires the use of estimates to determine third-party costs for dismantling and restoring the host sites. Discount rates are also included to present value these costs, which are then accreted to the date the Company expects to remove the corresponding asset. Discount rates are based on the Company’s estimated credit adjusted risk-free rate. The Company reviews its estimates of removal costs on an ongoing basis and will make changes to the asset retirement obligation as necessary.

Asset retirement obligation

Asset retirement obligations represent the estimated present value of the amount the Company will incur for dismantling and restoring host sites (locations owned by unrelated parties where Company’s chargers are placed) at the end of their agreements, in accordance with their contractual terms. Upon initial recognition of the Company’s asset retirement obligation, the carrying amount of the property, plant, and equipment is increased and depreciated over its useful life and the obligation is accreted to the estimated future value at the date of retirement.

Asset retirement obligations requires the use of estimates to determine third-party costs for dismantling and restoring the host sites. Discount rates are also included to present value these costs, which are then accreted to the date the Company expects to remove the corresponding asset. Discount rates are based on the Company’s estimated credit adjusted risk-free rate. The Company reviews its estimates of removal costs on an ongoing basis and will make changes to the asset retirement obligation as necessary.

Segment reporting

Segment reporting

The Company’s chief operating decision-maker (“CODM”) is its Chief Executive Officer. Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by its CODM in deciding how to allocate resources to an individual segment and is assessing performance. The Company’s CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. As such, the Company has determined that it operates in one operating and one reportable segment.

Segment reporting

The Company’s chief operating decision-maker (“CODM”) is its Chief Executive Officer. Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by its CODM in deciding how to allocate resources to an individual segment and is assessing performance. The Company’s CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. As such, the Company has determined that it operates in one operating and one reportable segment.

Fair value measurement

Fair value measurement

The Company determines fair value in accordance with ASC 820, Fair Value Measurement, which established a hierarchy for the inputs used to measure the fair value of financial assets and liabilities based on the source of the input, which generally range from quoted prices for identical instruments in a principal trading market (Level 1) to estimates determined using significant unobservable inputs (Level 3). Multiple inputs may be used to measure fair value; however, the level of fair value is based on the lowest significant input level within this fair value hierarchy. The Company’s recurring and non-recurring fair value measurements include the initial valuation of asset retirement obligations, the issuance of stock compensation, an equity investment and initial valuations of the assets identified in purchase accounting including intangible assets and property and equipment. These measurements are all Level 3 as significant unobservable inputs are used to estimate their values.

Details on the methods and assumptions used to determine the fair values are as follows:

•

Fair value measurements based on Level 1 inputs: Measurements that are most observable and are based on quoted prices of identical instruments obtained from the principal markets in which they are traded. Closing prices are both readily available and representative of fair value. Market transactions occur with sufficient frequency and volume to assure liquidity.

•	Fair value measurements based on Level 2 inputs: Measurements derived indirectly from observable inputs or from quoted prices from markets that are less liquid are considered Level 2.
•

Fair value measurements based on Level 3 inputs: Measurements that are least observable are estimated from significant unobservable inputs determined from sources with little or no market activity for comparable contracts or for positions with longer durations.

As of March 31, 2021, and December 31, 2020, the carrying value of certain accounts such as accounts receivable, accounts payable, and accrued expenses approximate their fair value due to their short-term nature. The Company does not have other material financial instruments requiring fair value measurements.

Fair value measurement

The Company determines fair value in accordance with ASC 820, Fair Value Measurement, which established a hierarchy for the inputs used to measure the fair value of financial assets and liabilities based on the source of the input, which generally range from quoted prices for identical instruments in a principal trading market (Level 1) to estimates determined using significant unobservable inputs (Level 3). Multiple inputs may be used to measure fair value; however, the level of fair value is based on the lowest significant input level within this fair value hierarchy. The Company’s recurring and non-recurring fair value measurements include the initial valuation of asset retirement obligations, the issuance of stock compensation, an equity investment and initial valuations of the assets identified in purchase accounting including intangible assets and property and equipment. These measurements are all Level 3 as significant unobservable inputs are used to estimate their values.

Details on the methods and assumptions used to determine the fair values are as follows:

Fair value measurements based on Level 1 inputs: Measurements that are most observable and are based on quoted prices of identical instruments obtained from the principal markets in which they are traded. Closing prices are both readily available and representative of fair value. Market transactions occur with sufficient frequency and volume to assure liquidity.

Fair value measurements based on Level 2 inputs: Measurements derived indirectly from observable inputs or from quoted prices from markets that are less liquid are considered Level 2.

Fair value measurements based on Level 3 inputs: Measurements that are least observable are estimated from significant unobservable inputs determined from sources with little or no market activity for comparable contracts or for positions with longer durations.

As of December 31, 2020, and December 31, 2019, the carrying value of certain accounts such as accounts receivable, accounts payable, and accrued expenses approximate their fair value due to their short-term nature. The Company does not have other financial instruments requiring fair value measurements.

Revenue recognition

Revenue recognition

A significant portion of the Company’s charging contracts have upfront payment terms or monthly payment terms. Payments for walk-up retail charging usage are collected at the point of service, except for monthly member fees and member usage fees which are billed monthly in arrears, and payments for development and project management revenue occur either on an installment basis or are received in full upon completion. Revenues for regulatory credits such as low carbon fuel standards credit sales are recognized upon delivery.

The Company recognizes revenue pursuant to ASC 606, Revenue From Contracts with Customers, using a five-step model: (a) identification of the contract, or contracts, with a customer; (b) identification of the performance obligations in the contract; (c) determination of the transaction price; (d) allocation of the transaction price to the performance obligations in the contract; and (e) recognition of revenue when, or as, it satisfies a performance obligation.

The transaction price for each contract is determined based on the amount the Company expects to be entitled to receive in exchange for transferring the promised products or services to the customer. Collectability of revenue is reasonably assured based on historical evidence of collectability of fees the Company charges its customers. The transaction price in the contract is allocated to each distinct performance obligation in an amount that represents the relative amount of consideration expected to be received in exchange for satisfying each performance obligation. Revenue is recognized when performance obligations are satisfied. At contract inception, the Company determines whether it satisfies the performance obligation over time or at a point in time. Revenue is recorded based on the transaction price excluding amounts collected on behalf of third parties such as sales taxes, which are collected on behalf of and remitted to governmental authorities.

The majority of the Company’s contracts with customers only contain a single performance obligation. When agreements involve multiple performance obligations, the Company accounts for individual performance obligations separately if they are distinct. The Company applies significant judgment in identifying and accounting for each performance obligation, as a result of evaluating terms and conditions in contracts. The transaction price is allocated to the separate performance obligations on a relative standalone selling price (“SSP”) basis. The Company determines SSP based on observable standalone selling price when it is available, as well as other factors, including the price charged to its customers, its discounting practices and its overall pricing objectives, while maximizing observable inputs.

Areas of Judgment and Estimates

The Company exercises judgment in determining which promises in a contract constitute performance obligations rather than set-up activities. The Company determines which activities under a contract transfer a good or service to a customer rather than activities that are required to fulfill a contract but do not transfer control of a good or services to the customer. Determining whether obligations in a contract are considered distinct performance obligations that should be accounted for separately or as a single performance obligation requires significant judgment. In reaching its conclusion, the Company assesses the nature of each individual service offering and how the services are provided in the context of the contract, including whether the services are significantly integrated which may require judgment based on the facts and circumstances of the contract.

Determining the relative SSP for contracts that contain multiple performance obligations requires significant judgment to appropriately determine the suitable method for estimating the SSP. The Company determines SSP using observable pricing when available, which takes into consideration market conditions and customer specific factors. When observable pricing is not available, the Company determines SSP using estimation techniques, but maximizes the use of observable inputs in these estimation techniques.

Practical expedients and exemptions

The Company elected the practical expedient to not adjust the consideration in a contract for the effects of a significant financing component if the Company expects, at contract inception, that the period between receipt of payment and the transfer of promised goods or services will be less than one year. In many cases, the Company receives payment in advance of the transfer of promised goods or services.

For contracts in which revenue is recognized over time and the entity has a right to consideration from a customer in an amount that corresponds directly with the value to the customer of the entity’s performance completed to date, the Company recognizes revenue at the amount to which it has the right to invoice.

The Company does not disclose the transaction price allocated to remaining performance obligations for (i) contracts for which the Company recognizes revenue at the amount to which it has the right to invoice, and (ii) contracts with variable consideration allocated entirely to a single performance obligation. The Company’s remaining performance obligations under these contracts include providing charging services and maintenance services which will be recognized over the next one to four years. Any element of variable consideration is due to the unknown number of users that will receive charging credits or an unknown number of sites that will receive maintenance services. The Company has determined it is not necessary to estimate variable consideration as the uncertainty resolves itself monthly in accordance with the contracts’ revenue recognition pattern.

Revenue recognition

In May 2014, the FASB issued Accounting Standard Update (“ASC”) 2014‑09, Revenue from Contracts with Customers (Topic 606) and has since issued amendments thereto (collectively referred to herein as “ASC 606”). On January 1, 2019, the Company adopted ASC 606 using the modified retrospective method applied to those contracts which were not completed as of the adoption date. The disclosures included herein reflect our accounting policies under ASC 606.

Sales Tax Collected from Customers

Sales Tax Collected from Customers

As a part of the Company’s normal course of business, sales taxes are collected from customers. Sales taxes collected are remitted, in a timely manner, to the appropriate governmental tax authority on behalf of the customer. The Company’s policy is to present revenue and costs net of sales taxes.

Cost of sales and general and administrative expenses

Cost of sales and general and administrative expenses

Cost of sales consists primarily of energy usage fees, depreciation and amortization expenses, site operating and maintenance expenses, customer service and network charges, warranty and repair services, and site costs and related expense associated with charging equipment. General and administrative expenses primarily consist of payroll and related personnel expenses, IT and office services, office rent expense and professional services.

Cost of sales and general and administrative expenses

Cost of sales consists primarily of energy usage fees, depreciation and amortization expenses, site operating and maintenance expenses, customer service and network charges, warranty and repair services, and site costs and related expense associated with charging equipment. General and administrative expenses primarily consist of payroll and related personnel expenses, IT and office services, office rent expense and professional services.

Members' equity

Members’ equity

Successor

As a result of the Merger, the Company became a wholly owned subsidiary of EVgo Holdco, itself a wholly owned subsidiary of EVgo Holdings. EVgo Holdco has one class of limited liability interests that are 100% owned by EVgo Holdings. EVgo Holdings’ equity structure consists of Class A Common Units, Class B Common Units (together with the Class A Common Units, the “Capital Units”) and incentive units (together with the Capital Units, the “Common Units”) issued pursuant to the Amended and Restated Limited Liability Company Agreement dated as of January 16, 2020 (the “Holdings LLCA”). Refer to note 10 for additional information.

Predecessor

Prior to the Merger Date, the Predecessor equity structure consisted of Class A Preferred Units, Class B Common Units, Class C Profit Interest Units, and Class D Preferred Units (the “Predecessor Units”) issued pursuant to the Second Amended and Restated Limited Liability Agreement of EVgo Services LLC (as amended by that certain Amendment No. 1 dated August 23, 2017, the “Predecessor LLCA”). The Class C Units were intended to constitute profit interests. The Company analyzed the relevant provisions of ASC 480, Distinguishing Liabilities from Equity, and determined that the Predecessor Units should be recognized as equity on its statement of financial condition (see note 10).

Members’ equity

Successor

As a result of the Merger, the Company became a wholly owned subsidiary of EVgo Holdco, itself a wholly owned subsidiary of EVgo Holdings. EVgo Holdco has one class of limited liability interests that are 100% owned by EVgo Holdings. EVgo Holdings’ equity structure consists of Class A Common Units, Class B Common Units (together with the Class A Common Units, the “Capital Units”) and incentive units (together with the Capital Units, the “Common Units”) issued pursuant to the Amended and Restated Limited Liability Company Agreement dated as of January 16, 2020 (the “Holdings LLCA”). Refer to Note 10 for additional information.

Predecessor

Prior to the Merger Date, the Predecessor equity structure consisted of Class A Preferred Units, Class B Common Units, Class C Profit Interest Units, and Class D Preferred Units (the “Predecessor Units”) issued pursuant to the Second Amended and Restated Limited Liability Agreement of EVgo Services LLC (as amended by that certain Amendment No. 1 dated August 23, 2017, the “Predecessor LLCA”). The Class C Units were intended to constitute profit interests. The Company analyzed the relevant provisions of ASC 480, Distinguishing Liabilities from Equity, and determined that the Predecessor Units should be recognized as equity on its statement of financial condition. Refer to Note 10 for additional information.

Income taxes

Income taxes

The Company is not a taxable entity for U.S. federal income tax purposes or any of the states in which the Company operates. Income taxes on the Company’s operations are borne by its members through the allocation of taxable income or losses. Income tax returns filed by the Company are subject to examination by the Internal Revenue Service for a period of three years.

The Company, in accordance with ASC 740, Income Taxes, performs the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be derecognized and recorded as a tax benefit or expense in the current year. However, the Company’s conclusions regarding these uncertain tax positions will be subject to review and may be adjusted at a later date based on factors including, but not limited to, ongoing analysis of tax laws, regulations and interpretations thereof.

Income taxes

The Company is not a taxable entity for U.S. federal income tax purposes or any of the states in which the Company operates. Income taxes on the Company’s operations are borne by its members through the allocation of taxable income or losses. Income tax returns filed by the Company are subject to examination by the Internal Revenue Service for a period of three years.

The Company, in accordance with ASC 740, Income Taxes, performs the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be derecognized and recorded as a tax benefit or expense in the current year. However, the Company’s conclusions regarding these uncertain tax positions will be subject to review and may be adjusted at a later date based on factors including, but not limited to, ongoing analysis of tax laws, regulations and interpretations thereof.

Advertising costs

Advertising costs

Advertising costs are expensed as incurred and totaled $426,509,  $104,695 and $38,592 for the three months ended March 31, 2021, the period from January 16, 2020 through March 31, 2020, and the period from January 1, 2020 through January 15, 2020, respectively.

Advertising costs

Advertising costs are expensed as incurred and totaled $727,637,  $38,592 and $530,021 for the period from January 16, 2020 through December 31, 2020, the period from January 1, 2020 through January 15, 2020, and the year ended December 31, 2019, respectively.

401(k) plan

401(k) plan

The Company has a 401(k) plan that qualifies under Section 401(k) of the Internal Revenue Code. The 401(k) plan provided employer contributions to eligible employees through April 2020. Employer contributions to the 401(k) plan were $179,092 and $13,018 for the period from January 16, 2020 through March 31, 2020, and the period from January 1, 2020 through January 15, 2020, respectively.

401(k) plan

The Company has a 401(k) plan that qualifies under Section 401(k) of the Internal Revenue Code. The 401(k) plan provided employer contributions to eligible employees through April 2020. Employer contributions to the 401(k) plan were $226,195,  $13,018 and $290,134 for the period from January 16, 2020 through December 31, 2020, the period from January 1, 2020 through January 15, 2020, and the year ended December 31, 2019, respectively.

Share-based compensation

Share-based compensation

Successor

On or immediately prior to the Merger Date, the existing Predecessor Class C Units, which constituted profits interests held by EVgo Management, Inc. (“Predecessor Management”), and the related 2016 Stock Incentive Plan were cancelled and terminated, respectively.

Following the Merger, all employees of EVgo Services received share-based compensation in the form of units in EVgo Management, LLC (“EVgo Management”) that track incentive units issued by EVgo Holdings to EVgo Management (“Incentive Units”). EVgo Holdings owns 100% of EVgo Holdco. The Holdings LLCA provides for the issuance of a limited number of Incentive Units. Each Incentive Unit grants a profits interest in EVgo Holdings, which can generally be described as a participation interest whose right to receive distributions is determined by the cumulative amount of distributions (cash or in-kind) received by each outstanding Capital Unit in EVgo Holdings up to and including the date of a distribution. Distributions to the Incentive Unit holders are made solely from cash or property of EVgo Holdings. Incentive Unit holders have no claim as to the cashflow or assets of EVgo Holdco or EVgo Services.

The Incentive Units are awarded pursuant to the Holdings LLCA, and consequently the limited liability agreement of EVgo Management and individual grant agreements. These agreements include limitations with respect to the distribution entitlements of such Incentive Units and limitations imposed in order to cause such Incentive Units to qualify as “profits interests” within the meaning of Internal Revenue Service Revenue Procedures 93‑27 and 2001‑43, Internal Revenue Service Notice 2005‑43, or any future Internal Revenue Service guidance. Specifically, such limitations were established such that any holder of Incentive Units will participate only in the post-grant appreciation in value of EVgo Holdings. As a result, the Incentive Units essentially have no value on the date of grant (see note 10).

Of each individual grant of Incentive Units, a portion are designated as Time Vesting (the “Time Vesting Incentive Units”) and remaining portion is designated as Sale Vesting (the “Sale Vesting Incentive Units”). The Time Vesting Incentive Units will vest annually and equally over a period of 4 years from the date of grant. Sale Vesting Incentive Units will vest based upon the achievement of certain trigger events relating to the sale of EVgo Holdings.

The Company determined the Incentive Units and resulting profits interest to be equity-classified requiring application of ASC Topic 718, Compensation — Stock Compensation (“ASC 718”). Under ASC 718, share-based payment awards are initially measured at the fair value of the equity instruments that the entity is required to issue when the employee becomes entitled to the instrument (i.e. when all service, performance, market, and/or other conditions have been met). The estimate of fair value should be based on share price and other factors at the grant date and should incorporate the effect of any restrictions or conditions that continue in effect after the vesting date. For equity-classified awards, changes in the share price or other pertinent variable, such as volatility or the risk-free rate, subsequent to the grant date would not cause the fair value estimate to be remeasured.

The Company has elected to use the straight-line approach to recognize compensation cost for the Time Incentive Units awards. No compensation cost will be recognized for the Sale Vesting Incentive Units until such time that an event as described above occurs. The Company has elected to account for forfeitures as they occur.

Predecessor

Prior to the Merger Date, the primary purpose of Predecessor Management, which owned Class C Units of the Company, was to issue share-based compensation to employees and directors of Predecessor. Accordingly, the expense related to awards granted under the Stock Incentive Plan (“Plan”) of Predecessor Management to employees and directors of Predecessor is recorded as share-based compensation expense on the Company’s condensed consolidated statements of operations.

The Company recognizes compensation expense for employee awards granted by Predecessor Management in accordance with ASC 718. The stock options issued by Predecessor Management are recorded based on their estimated fair value on the date of the grant using a valuation methodology (see note 14). In accordance with ASC 718, compensation expense is recorded over the requisite service period for the stock options that are expected to vest. The Company has elected to account for forfeitures as they occur.

Share-based compensation

Successor

On or immediately prior to the Merger Date, the existing Predecessor Class C Units, which constituted profits interests held by EVgo Management, Inc. (“Predecessor Management”), and the related 2016 Stock Incentive Plan were cancelled and terminated, respectively.

Following the Merger, all employees of EVgo Services received share-based compensation in the form of units in EVgo Management, LLC (“EVgo Management”) that track incentive units issued by EVgo Holdings to EVgo Management (“Incentive Units”). EVgo Holdings owns 100% of EVgo Holdco. The Holdings LLCA provides for the issuance of a limited number of Incentive Units. Each Incentive Unit grants a profits interest in EVgo Holdings, which can generally be described as a participation interest whose right to receive distributions is determined by the cumulative amount of distributions (cash or in-kind) received by each outstanding Capital Unit in EVgo Holdings up to and including the date of a distribution. Distributions to the Incentive Unit holders are made solely from cash or property of EVgo Holdings. Incentive Unit holders have no claim as to the cashflow or assets of EVgo Holdco or EVgo Services.

The Incentive Units are awarded pursuant to the Holdings LLCA, and consequently the limited liability agreement of EVgo Management and individual grant agreements. These agreements include limitations with respect to the distribution entitlements of such Incentive Units and limitations imposed in order to cause such Incentive Units to qualify as “profits interests” within the meaning of Internal Revenue Service Revenue Procedures 93‑27 and 2001‑43, Internal Revenue Service Notice 2005‑43, or any future Internal Revenue Service guidance. Specifically, such limitations were established such that any holder of Incentive Units will participate only in the post-grant appreciation in value of EVgo Holdings. As a result, the Incentive Units essentially have no value on the date of grant. Refer to Note 10 for additional information.

Of each individual grant of Incentive Units, a portion are designated as Time Vesting (the “Time Vesting Incentive Units”) and remaining portion is designated as Sale Vesting (the “Sale Vesting Incentive Units”). The Time Vesting Incentive Units will vest annually and equally over a period of 4 years from the date of grant. Sale Vesting Incentive Units will vest based upon the achievement of certain trigger events relating to the sale of EVgo Holdings.

The Company determined the Incentive Units and resulting profits interest to be equity-classified requiring application of ASC Topic 718, Compensation — Stock Compensation (“ASC 718”). Under ASC 718, share-based payment awards are initially measured at the fair value of the equity instruments that the entity is required to issue when the employee becomes entitled to the instrument (i.e. when all service, performance, market, and/or other conditions have been met). The estimate of fair value should be based on share price and other factors at the grant date and should incorporate the effect of any restrictions or conditions that continue in effect after the vesting date. For equity-classified awards, changes in the share price or other pertinent variable, such as volatility or the risk-free rate, subsequent to the grant date would not cause the fair value estimate to be remeasured.

The Company has elected to use the straight-line approach to recognize compensation cost for the Time Incentive Units awards. No compensation cost will be recognized for the Sale Vesting Incentive Units until such time that an event as described above occurs. The Company has elected to account for forfeitures as they occur.

Predecessor

Prior to the Merger Date, the primary purpose of Predecessor Management, which owned Class C Units of the Company, was to issue share-based compensation to employees and directors of Predecessor. Accordingly, the expense related to awards granted under the Stock Incentive Plan (“Plan”) of Predecessor Management to employees and directors of Predecessor is recorded as share-based compensation expense on the Company’s consolidated statements of operations.

The Company recognizes compensation expense for employee awards granted by Predecessor Management in accordance with ASC 718. The stock options issued by Predecessor Management are recorded based on their estimated fair value on the date of the grant using a valuation methodology (see Note 14). In accordance with ASC 718, compensation expense is recorded over the requisite service period for the stock options that are expected to vest. The Company has elected to account for forfeitures as they occur.

Newly adopted accounting standards

Newly adopted accounting standards

In January 2017, the FASB issued ASU 2017‑04, “Goodwill and Other, Simplifying the Test for Goodwill Impairment.” The new guidance removes Step 2 of the goodwill impairment test, which required a hypothetical purchase price allocation. A goodwill impairment is now the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. All other goodwill impairment guidance remains largely unchanged. The Company adopted ASC 2017‑04 effective January 1, 2021. This guidance only impacts the Company’s consolidated financial statements if there is a future impairment of goodwill.

In August 2018, the FASB issued ASU 2018‑15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350‑40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (a consensus of the FASB Emerging Issues Task Force) to align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal use software license). The ASU is effective for private companies for annual reporting periods beginning after December 15, 2020, and interim periods within annual periods beginning after December 15, 2021. The Company adopted the guidance as of January 1, 2021 and it did not have a material impact on its condensed consolidated financial statements.

In November 2018, the FASB issued ASU No. 2018‑18, Collaborative Arrangements (Topic 808): Clarifying the Interaction between Topic 808 and Topic 606 (“ASU 2018‑18”), which clarifies that certain transactions between participants in a collaborative arrangement should be accounted for under ASC 606 when the counterparty is a customer. In addition, ASU 2018‑18 precludes an entity from presenting consideration from a transaction in a collaborative arrangement as revenue from contracts with customers if the counterparty is not a customer for that transaction. For public business entities, the amendments in this update are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. Early adoption is permitted, including adoption in any interim period, (1) for public business entities for periods for which financial statements have not yet been issued and (2) for all other entities for periods for which financial statements have not yet been made available for issuance. The Company adopted the guidance as of January 1, 2021 and it did not have a material impact on its condensed consolidated financial statements.

Recently issued accounting standards

Recently issued accounting standards

In February 2016, the FASB issued ASU 2016‑02, Leases (Topic 842). Subsequent to the initial ASU, the FASB issued various related corrective and clarifying ASUs for this topic, all of which have been codified in ASC 842. ASC 842 is effective for private companies for annual reporting periods beginning after December 15, 2021 and early adoption is permitted. The ASU will require lessees to report most leases as assets and liabilities on the balance sheet. The Company is currently evaluating the potential impact of adopting this guidance on its condensed consolidated financial statements.

In June 2016, the FASB issue 2016‑13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The amendments in ASU 2016‑13 will provide more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. Subsequent to the initial ASU, the FASB issued various related corrective and clarifying ASUs for this topic, all of which have been codified in ASC 326. The ASU is effective for annual reporting periods beginning after December 15, 2022. The Company is currently evaluating the potential impact of adopting this guidance on its condensed consolidated financial statements.

Recently issued accounting standards

In February 2016, the FASB issued ASU 2016‑02, Leases (Topic 842). Subsequent to the initial ASU, the FASB issued various related corrective and clarifying ASUs for this topic, all of which have been codified in ASC 842. ASC 842 is effective for private companies for annual reporting periods beginning after December 15, 2021 and early adoption is permitted. The ASU will require lessees to report most leases as assets and liabilities on the balance sheet. The Company is currently evaluating the potential impact of adopting this guidance on its consolidated financial statements.

In June 2016, the FASB issue 2016‑13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The amendments in ASU 2016‑13 will provide more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. Subsequent to the initial ASU, the FASB issued various related corrective and clarifying ASUs for this topic, all of which have been codified in ASC 326. The ASU is effective for annual reporting periods beginning after December 15, 2022. The Company is currently evaluating the potential impact of adopting this guidance on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017‑04, “Goodwill and Other, Simplifying the Test for Goodwill Impairment.” The new guidance removes Step 2 of the goodwill impairment test, which required a hypothetical purchase price allocation. A goodwill impairment is now the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. All other goodwill impairment guidance remains largely unchanged. The Company adopted ASC 2017‑04 effective January 1, 2021. This guidance only impacts the Company’s consolidated financial statements if there is a future impairment of goodwill.

In August 2018, the FASB issued ASU 2018‑15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350‑40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (a consensus of the FASB Emerging Issues Task Force) to align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal use software license). The ASU is effective for private companies for annual reporting periods beginning after December 15, 2020, and interim periods within annual periods beginning after December 15, 2021. The Company is currently evaluating the potential impact of adopting this guidance on its consolidated financial statements.

In November 2018, the FASB issued ASU No. 2018‑18, Collaborative Arrangements (Topic 808): Clarifying the Interaction between Topic 808 and Topic 606 (“ASU 2018‑18”), which clarifies that certain transactions between participants in a collaborative arrangement should be accounted for under ASC 606 when the counterparty is a customer. In addition, ASU 2018‑18 precludes an entity from presenting consideration from a transaction in a collaborative arrangement as revenue from contracts with customers if the counterparty is not a customer for that transaction. For public business entities, the amendments in this update are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. Early adoption is permitted, including adoption in any interim period, (1) for public business entities for periods for which financial statements have not yet been issued and (2) for all other entities for periods for which financial statements have not yet been made available for issuance. The Company is currently evaluating the effect that adopting this new accounting guidance will have on its consolidated financial statements and related disclosures.